SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Trading securities	$ 13,064,956	$ 14,446,867
Held-to-maturity securities	3,833,259	4,233,204
Total	16,898,215	18,680,071
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading securities	1,978,219	3,098,972
Held-to-maturity securities
Total	1,978,219	3,098,972
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading securities	11,086,737	11,347,895
Held-to-maturity securities	3,833,259	4,233,204
Total	14,919,996	15,581,099
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading securities
Held-to-maturity securities
Total